UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2003

Item 1. Reports to Stockholders

Fidelity Advisor

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.2	26.0
Special Tax	18.0	12.9
Escrowed/Pre-Refunded	15.7	19.2
Water & Sewer	11.3	12.0
Transportation	10.1	8.4
Average Years to Maturity as of July 31, 2003
		6 months ago
Years	14.7	14.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2003
6 months ago
Years	7.5	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2003	As of January 31, 2003
AAA 54.1%	AAA 55.1%
AA,A 39.8%	AA,A 37.0%
BBB 2.9%	BBB 3.1%
Not Rated 2.1%	Not Rated 3.7%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 93.7%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	$ 1,275	$ 1,351
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	500	545
5% 7/1/10 (AMBAC Insured)	600	649
5% 7/1/11 (AMBAC Insured)	500	537
5.5% 7/1/21 (AMBAC Insured)	2,300	2,418
Buffalo Gen. Oblig. Series 2001 C:
5% 12/1/07 (FGIC Insured)	1,010	1,106
5% 12/1/08 (FGIC Insured)	1,030	1,129
5% 12/1/09 (FGIC Insured)	1,840	2,013
5% 12/1/10 (FGIC Insured)	1,840	1,989
5% 12/1/11 (FGIC Insured)	1,820	1,948
Buffalo Swr. Auth. Swr. Sys. Rev. Series G, 5% 7/1/12 (FGIC Insured)	2,700	2,703
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	435	573
7.8% 5/1/15 (MBIA Insured)	435	579
7.8% 5/1/16 (MBIA Insured)	435	584
7.8% 5/1/17 (MBIA Insured)	435	588
7.8% 5/1/18 (MBIA Insured)	434	587
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,389
5.75% 8/1/30	9,445	9,901
(Vassar College Proj.) 5.35% 9/1/40	5,000	5,065
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,746
5% 9/1/16 (FGIC Insured)	1,680	1,745
5% 9/1/17 (FGIC Insured)	1,000	1,032
Erie County Wtr. Auth. Impt. & Extension Rev. Series 3, 6.1% 12/1/04 (Escrowed to Maturity) (c)	1,055	1,094
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	2,300	2,377
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,190
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.75% 12/1/24	25,000	26,277
Sub Series 8A, 5.25% 4/1/09 (AMBAC Insured)	11,180	12,294
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B:
5% 7/1/20 (AMBAC Insured) (Escrowed to Maturity) (c)	$ 3,000	$ 3,084
5.125% 7/1/24 (AMBAC Insured) (Escrowed to Maturity) (c)	5,080	5,176
Series 1997 D:
5.125% 7/1/22 (MBIA Insured) (Escrowed to Maturity) (c)	2,580	2,659
5.125% 7/1/22 (MBIA Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	2,100	2,287
Series 1997 E, 5.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (c)	3,705	4,144
Series 1998 B, 4.875% 7/1/18 (FGIC Insured) (Escrowed to Maturity) (c)	3,000	3,108
Series 1998 R, 5.4% 7/1/10 (Escrowed to Maturity) (c)	2,960	3,321
Metro. Trans. Auth. Dedicated Tax Fund Series A, 5.25% 11/15/24 (FSA Insured)	30,000	30,601
Metro. Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	42,500	41,272
5.5% 11/15/15 (AMBAC Insured)	1,340	1,458
5.5% 11/15/16 (AMBAC Insured)	1,000	1,077
5.5% 11/15/17 (AMBAC Insured)	1,000	1,076
5.5% 11/15/18 (AMBAC Insured)	1,000	1,071
5.75% 11/15/32	10,000	10,477
Series A, 5% 11/15/16 (FGIC Insured)	8,000	8,309
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,332
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	4,655	5,310
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	1,580	1,805
Series 7:
0% 7/1/10 (Escrowed to Maturity) (c)	9,500	7,251
5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,091
Series A, 5.5% 1/1/20 (MBIA Insured)	5,000	5,319
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (c)	3,000	3,399
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.):
Series 8, 5.375% 7/1/21 (MBIA Insured) (Pre-Refunded to 7/1/13 @ 100) (c)	3,000	3,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.: - continued
(Svc. Contract Proj.):
Series R:
5.3% 7/1/09 (Escrowed to Maturity) (c)	$ 4,000	$ 4,505
5.4% 7/1/10 (Escrowed to Maturity) (c)	3,000	3,366
Series A, 6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (c)	1,000	1,158
Series B1, 5% 7/1/18 (AMBAC Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	2,970	3,209
Series C:
4.75% 7/1/16 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	1,255	1,334
5.125% 7/1/13 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	765	833
5.125% 7/1/13 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (c)	1,735	1,898
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	1,030	1,122
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (c)	1,345	1,471
Series N:
0% 7/1/11 (FGIC Insured) (Escrowed to Maturity) (c)	5,980	4,302
0% 7/1/13 (FGIC Insured) (Escrowed to Maturity) (c)	4,000	2,574
Monroe County Gen. Oblig.:
Series 1996, 6.1% 3/1/04 (MBIA Insured)	660	669
6% 6/1/04	540	562
6% 6/1/05	770	826
6.5% 6/1/04	65	68
6.5% 6/1/05	115	124
6.5% 6/1/06	120	133
6.5% 6/1/07 (AMBAC Insured)	50	57
7% 6/1/04 (FGIC Insured)	875	919
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,032
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	1,245	1,327
5.625% 5/15/24 (MBIA Insured)	2,645	2,806
Muni. Assistance Corp. for New York City:
Series 1996 E, 6% 7/1/05	1,000	1,084
Series 1996 G:
6% 7/1/06	4,000	4,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Muni. Assistance Corp. for New York City: - continued
Series 1996 G:
6% 7/1/07	$ 2,305	$ 2,599
Series 1997 H, 6.25% 7/1/07	1,195	1,358
Series 1997 L:
6% 7/1/05	3,500	3,793
6% 7/1/07	5,275	5,947
Series 1998 M, 5.5% 7/1/07	6,500	7,208
Series 1999 O, 5.25% 7/1/07	1,780	1,958
Series 2002 P, 5% 7/1/08	10,850	11,871
Nassau County Gen. Oblig.:
Series 1997 X, 5% 11/1/07 (AMBAC Insured)	2,410	2,630
Series A:
6% 7/1/09 (FGIC Insured)	5,620	6,414
6.5% 5/1/07 (FGIC Insured)	4,000	4,537
Series E, 5.3% 7/1/07 (MBIA Insured)	350	384
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,892
Series U:
5.25% 11/1/11 (AMBAC Insured)	1,500	1,616
5.25% 11/1/15 (AMBAC Insured)	2,150	2,273
Series Z:
5% 9/1/11 (FGIC Insured)	3,000	3,199
5% 9/1/13 (FGIC Insured)	3,000	3,147
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	205	214
Series 2001 B, 5.875% 11/1/11	1,390	1,448
Series 2001 C, 5.625% 11/1/10	915	941
Series 2001 D, 5.625% 11/1/10	1,225	1,260
Nassau County Interim Fin. Auth.:
Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	7,845	8,789
5.75% 11/15/12 (MBIA Insured)	7,710	8,529
Series A:
5% 11/15/15 (AMBAC Insured)	4,745	4,964
5% 11/15/16 (AMBAC Insured)	7,730	8,029
5% 11/15/17 (AMBAC Insured)	6,000	6,202
5% 11/15/18 (AMBAC Insured)	2,375	2,427
New York City Gen. Oblig.:
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,435
6.25% 8/1/08	1,000	1,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series B:
5.5% 8/1/11 (FGIC Insured)	$ 2,000	$ 2,189
5.875% 8/15/13	3,870	4,132
6.2% 8/15/06	2,195	2,368
6.5% 8/15/11	1,000	1,136
7.5% 2/1/07	335	338
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,716
6% 2/1/22	3,410	3,601
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (c)	90	102
Series D:
5.25% 8/1/13	2,500	2,606
5.25% 8/1/21 (MBIA Insured)	5,000	5,146
5.375% 8/1/17	2,500	2,564
Series E:
6% 8/1/11	3,000	3,225
6% 8/1/26	2,850	3,002
6.5% 2/15/06	1,000	1,093
Series F:
5.75% 2/1/15	2,500	2,636
6% 8/1/16	7,750	8,309
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,731
6% 10/15/26	4,965	5,219
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (c)	50	58
Series H:
5.5% 8/1/12	9,000	9,496
5.75% 3/15/13 (FSA Insured)	1,805	1,988
6% 8/1/17	1,000	1,066
Series I:
5.875% 3/15/12	10,000	10,698
6.125% 4/15/11	8,495	9,259
6.25% 4/15/07 (MBIA Insured)	8,005	8,968
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,305
5.875% 2/15/19	3,370	3,537
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (c)	630	700
6.125% 8/1/12	1,000	1,089
Series L, 5.75% 8/1/12	3,700	3,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	$ 2,605	$ 2,800
5.5% 2/15/17 (FSA Insured)	3,000	3,211
5.5% 2/15/18 (FSA Insured)	2,500	2,665
5.5% 2/15/19 (FSA Insured)	1,250	1,327
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001:
5% 7/1/41 (AMBAC Insured)	10,000	9,657
5.375% 7/1/15 (AMBAC Insured)	1,090	1,169
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,154
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	2,470	2,613
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.):
5.7% 1/1/04 (b)	1,500	1,506
6% 1/1/08 (b)	500	515
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	1,000	1,081
5.875% 6/15/26	18,085	20,002
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	13,619
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,809
Series 2000, 5.5% 6/15/33	14,215	14,459
Series A:
5% 6/15/32	5,000	4,809
5.25% 6/15/33 (FGIC Insured)	1,280	1,287
5.375% 6/15/15 (FGIC Insured)	7,000	7,530
6% 6/15/28	15,000	16,233
Series B:
5.375% 6/15/07 (AMBAC Insured) (Escrowed to Maturity) (c)	145	151
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101) (c)	60	63
5.75% 6/15/26 (MBIA Insured)	5,025	5,417
5.75% 6/15/29 (MBIA Insured)	5,965	6,410
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101) (c)	295	309
New York City Transitional Fin. Auth. Rev.:
Series 2000 B, 6.125% 11/15/15 (Pre-Refunded to 5/15/10 @ 101) (c)	2,700	3,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 D:
5.25% 2/1/17 (MBIA Insured)	$ 9,385	$ 9,905
5.25% 2/1/19 (MBIA Insured)	8,075	8,383
Series 2003 E, 5.25% 2/1/15 (FGIC Insured)	7,250	7,732
Series A:
5.125% 8/15/21	8,140	8,368
5.25% 11/15/12 (FSA Insured)	1,500	1,607
5.5% 11/15/17 (FGIC Insured)	6,725	7,291
5.5% 11/15/20 (FGIC Insured)	9,000	9,594
5.75% 8/15/18 (Pre-Refunded to 8/15/09 @ 101) (c)	2,000	2,311
Series B:
5.125% 11/1/14	1,000	1,051
5.5% 2/1/08	2,435	2,686
5.5% 2/1/08 (Escrowed to Maturity) (c)	565	631
Series C, 5.5% 11/1/29 (Pre-Refunded to 5/1/10 @ 101) (c)	16,140	18,242
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	4,850	5,155
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,368
New York Local Govt. Assistance Corp.:
Series A1, 5% 4/1/12 (FSA Insured)	4,500	4,810
Series E, 5.25% 4/1/16	8,600	9,197
New York State Dorm. Auth. Lease Rev. (State Univ. Dorm. Facilities Proj.) Series A, 5.3% 7/1/24 (AMBAC Insured)	3,150	3,214
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,680
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	600	679
6% 7/1/09 (AMBAC Insured)	370	421
6% 7/1/10 (AMBAC Insured)	250	284
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/07 (Pre-Refunded to 7/1/06 @ 102) (c)	500	564
Series C, 7.5% 7/1/10	4,000	4,744
Series D, 7% 7/1/09 (Escrowed to Maturity) (c)	6,000	6,840
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	$ 1,900	$ 2,182
6% 7/1/21 (MBIA Insured)	2,500	2,841
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,089
5.25% 7/1/15	2,000	2,143
Series B, 5.375% 7/1/18	1,000	1,062
(FIT Student Hsg. Proj.) 5.75% 7/1/06 (AMBAC Insured)	1,500	1,653
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	9,896
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,133
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,182
5.25% 7/1/11 (MBIA Insured)	3,000	3,228
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,664
(Mental Health Svcs. Facilities Impt. Proj.) Series A, 5.75% 8/15/11	3,000	3,272
(Mental Health Svcs. Facilities Proj.) Series B, 5.75% 2/15/11	2,550	2,797
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,150
5.85% 8/1/40	9,500	9,992
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,290	1,348
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,500	4,887
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	805
5.5% 7/1/19 (AMBAC Insured)	1,705	1,801
5.5% 7/1/20 (AMBAC Insured)	860	900
Series A:
5.5% 7/1/10 (AMBAC Insured)	7,650	8,502
5.75% 7/1/15 (MBIA Insured)	2,295	2,584
5.75% 7/1/27 (MBIA Insured)	5,000	5,476
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(NYSARC, Inc. Proj.) Series A:
5% 7/1/06 (FSA Insured)	$ 500	$ 539
5% 7/1/07 (FSA Insured)	1,290	1,402
5% 7/1/09 (FSA Insured)	1,700	1,844
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,054
(Rockefeller Univ. Proj.) Series 2002 A1, 5% 7/1/32	7,000	6,886
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,422
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,603
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,598
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,800
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,646
(State Univ. Edl. Facilities Proj.):
Series B, 7.5% 5/15/11	2,365	2,838
5.5% 5/15/09	3,000	3,296
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,828
5.2% 2/15/13 (MBIA Insured)	6,585	6,995
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,165
6% 7/1/15	1,160	1,227
6% 7/1/16	1,230	1,293
(Yeshiva Univ. Proj.) Series 2001:
4% 7/1/04 (AMBAC Insured)	200	206
5.375% 7/1/12 (AMBAC Insured)	1,000	1,091
5.375% 7/1/13 (AMBAC Insured)	800	868
5.375% 7/1/14 (AMBAC Insured)	1,130	1,226
5.375% 7/1/16 (AMBAC Insured)	670	714
5.375% 7/1/17 (AMBAC Insured)	370	392
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,410
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	28,000	30,412
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,076
6% 10/1/29 (MBIA Insured)	5,600	6,094
Series 2003 A, 5.375% 3/15/22	2,000	2,049
Series B:
5.25%, tender 5/15/12 (a)	8,500	8,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Series B:
6%, tender 11/15/29	$ 11,000	$ 12,171
5.5% 7/1/16 (AMBAC Insured)	725	778
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	11,175
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	1,000	1,121
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	531
Series C:
5.25% 7/15/16	2,340	2,479
5.25% 7/15/17	2,410	2,541
Series D, 5% 6/15/20	20,150	20,426
Series G, 5.25% 10/15/20	1,255	1,296
Series J, 5% 6/15/18	5,395	5,520
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,774
5.25% 11/15/16	3,770	4,016
Series I:
5.25% 9/15/15	2,085	2,227
5.25% 9/15/17	2,395	2,536
Series C:
5% 6/15/19	815	836
5% 6/15/19 (Escrowed to Maturity) (c)	3,185	3,274
5.25% 6/15/16	3,500	3,698
Series F:
4.875% 6/15/18	1,735	1,776
4.875% 6/15/18 (Escrowed to Maturity) (c)	1,265	1,319
4.875% 6/15/20	2,175	2,204
5% 6/15/15	1,295	1,348
5% 6/15/15 (Escrowed to Maturity) (c)	1,705	1,840
5.25% 6/15/13	1,575	1,676
5.25% 6/15/13 (Escrowed to Maturity) (c)	2,405	2,634
New York State Envir. Facilities Corp. Rev. Series A, 5.25% 1/1/21 (FGIC Insured)	4,785	4,907
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (a)(b)	10,700	10,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	$ 2,700	$ 3,089
Series 2002:
5.75% 6/15/11	455	513
5.75% 6/15/11 (Escrowed to Maturity) (c)	2,950	3,357
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (c)	1,595	1,815
7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	33
Series D:
5% 6/15/11 (Escrowed to Maturity) (c)	3,645	3,978
5.125% 6/15/19 (Escrowed to Maturity) (c)	5,000	5,224
Series E:
6.25% 6/15/05	1,200	1,266
6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,204
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,212
Series D:
6.3% 5/15/05	365	394
6.3% 5/15/05 (Pre-Refunded to 11/15/04 @ 102) (c)	780	848
6.3% 11/15/05	105	113
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 3/15/18	2,290	2,384
5.25% 3/15/19	2,480	2,566
5.25% 9/15/20	2,685	2,759
5.25% 3/15/21	2,230	2,278
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,187
(Mental Health Svcs. Facilities Proj.) Series D, 7.4% 2/15/18	75	76
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	3,000	3,107
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	2,000	2,064
Series 69, 4.7% 4/1/24 (b)	3,160	3,174
5.5% 4/1/19 (AMBAC Insured) (b)	2,575	2,689
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	$ 25,860	$ 25,981
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (c)	250	284
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,060
Series E, 5.25% 1/1/12	5,410	5,826
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,439
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,310
5.375% 4/1/17 (AMBAC Insured)	5,000	5,326
5.375% 4/1/18 (AMBAC Insured)	5,310	5,649
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,299
5.75% 4/1/15 (FGIC Insured)	4,000	4,389
New York State Thruway Auth. State Personal Income Tax Rev.:
(Trans. Proj.) Series A, 5% 3/15/11 (FSA Insured)	5,310	5,688
Series A:
5.5% 3/15/18	5,000	5,366
5.5% 3/15/19	5,460	5,827
5.5% 3/15/20	3,500	3,702
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	7,700	8,317
5.5% 4/1/15	6,200	6,655
5.5% 4/1/16	12,000	12,828
6% 4/1/11	1,605	1,779
New York State Urban Dev. Corp. Rev.:
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (c)	6,340	6,967
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	17
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,560
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,192
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	3,000	3,078
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/24 (b)	3,000	3,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt.:
(Wtr. Treatment Plant Proj.) 7% 11/1/13 (MBIA Insured) (b)	$ 1,000	$ 1,075
7.5% 3/1/08 (MBIA Insured)	995	1,188
7.5% 3/1/10 (MBIA Insured)	1,155	1,414
7.5% 3/1/11 (MBIA Insured)	1,245	1,537
7.5% 3/1/16 (MBIA Insured)	1,060	1,366
7.5% 3/1/17 (MBIA Insured)	1,200	1,561
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	500	552
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Polytechnic Institute Proj.) Series B, 5% 8/1/09 (AMBAC Insured)	1,500	1,637
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,080
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,352
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,173
Tobacco Settlement Fing. Corp. Series A1, 5.5% 6/1/16	14,500	14,929
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,533
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	9,870	11,348
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/17 (Pre-Refunded to 7/1/09 @ 100.5) (c)	3,000	3,365
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (c)	9,500	9,994
5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (c)	3,000	3,348
6% 1/1/11 (Escrowed to Maturity) (c)	500	574
Series B:
5% 1/1/14 (Escrowed to Maturity) (c)	4,290	4,610
5.2% 1/1/22 (Pre-Refunded to 1/1/11 @ 100) (c)	9,870	10,814
5.2% 1/1/27 (FGIC Insured) (Pre-Refunded to 7/1/22 @ 100) (c)	3,000	3,138
5.2% 1/1/27 (MBIA Insured) (Pre-Refunded to 7/1/22 @ 100) (c)	2,000	2,092
5.5% 1/1/30 (Pre-Refunded to 7/1/22 @ 100) (c)	2,015	2,143
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	1,000	1,163
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (c)	$ 15,425	$ 17,221
6% 1/1/12 (Escrowed to Maturity) (c)	19,250	22,204
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5% 1/1/15 (FGIC Insured) (Escrowed to Maturity) (c)	2,200	2,361
5.125% 1/1/11 (MBIA Insured) (Escrowed to Maturity) (c)	3,000	3,286
5.125% 1/1/12 (MBIA Insured) (Escrowed to Maturity) (c)	1,000	1,092
5.25% 1/1/11 (FGIC Insured) (Escrowed to Maturity) (c)	3,000	3,289
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,016
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,523
5% 12/15/12 (AMBAC Insured)	1,245	1,335
		1,371,836
New York & New Jersey - 4.8%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (b)	2,000	2,093
Port Auth. of New York & New Jersey:
107th Series, 6% 10/15/06 (b)	1,530	1,694
120th Series:
5.75% 10/15/11 (MBIA Insured) (b)	15,000	16,596
5.75% 10/15/12 (MBIA Insured) (b)	15,530	17,079
124th Series:
5% 8/1/08 (b)	9,875	10,582
5% 8/1/13 (FGIC Insured) (b)	3,000	3,091
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	5,970	5,824
128th Series:
5% 11/1/18 (FSA Insured)	6,145	6,345
5% 11/1/19 (FSA Insured)	7,200	7,377
		70,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CDC IXIS North America Insured)	$ 3,000	$ 3,202
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	2,210	2,229
		5,431
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,403,779)	1,447,948
NET OTHER ASSETS - 1.1%	15,751
NET ASSETS - 100%	$ 1,463,699

Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	23.2%
Special Tax	18.0
Escrowed/Pre-Refunded	15.7
Water & Sewer	11.3
Transportation	10.1
Education	6.7
Health Care	5.3
Electric Utilities	5.3
Others* (individually less than 5%)	4.4
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $198,094,000 and $207,104,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $1,403,779) - See accompanying schedule		$ 1,447,948
Receivable for investments sold		7,096
Receivable for fund shares sold		597
Interest receivable		17,024
Other receivables		4
Total assets		1,472,669

Liabilities
Payable to custodian bank	$ 4,069
Payable for fund shares redeemed	2,954
Distributions payable	1,289
Accrued management fee	483
Distribution fees payable	17
Other payables and accrued expenses	158
Total liabilities		8,970

Net Assets		$ 1,463,699
Net Assets consist of:
Paid in capital		$ 1,398,024
Undistributed net investment income		718
Accumulated undistributed net realized gain (loss) on investments		20,788
Net unrealized appreciation (depreciation) on investments		44,169
Net Assets		$ 1,463,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,268.154 ÷ 251.586 shares)	$ 12.99

Maximum offering price per share (100/95.25 of $12.99)	$ 13.64
Class T: Net Asset Value and redemption price per share ($1,244.539 ÷ 95.787 shares)	$ 12.99

Maximum offering price per share (100/96.50 of $12.99)	$ 13.46
Class B: Net Asset Value and offering price per share ($9,347.037 ÷ 719.503 shares) A	$ 12.99

Class C: Net Asset Value and offering price per share ($10,355.982 ÷ 797.050 shares) A	$ 12.99

Spartan New York Municipal Income Fund: Net Asset Value, offering price and redemption price per share ($1,439,378.951 ÷ 110,753.076 shares)	$ 13.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($104.126 ÷ 8.013 shares)	$ 12.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2003 (Unaudited)

Investment Income
Interest		$ 35,168

Expenses
Management fee	$ 2,935
Transfer agent fees	550
Distribution fees	82
Accounting fees and expenses	179
Non-interested trustees' compensation	4
Custodian fees and expenses	12
Registration fees	62
Audit	35
Legal	6
Total expenses before reductions	3,865
Expense reductions	(102)	3,763
Net investment income (loss)		31,405
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		20,787
Change in net unrealized appreciation (depreciation) on investment securities		(44,802)
Net gain (loss)		(24,015)
Net increase (decrease) in net assets resulting from operations		$ 7,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,405	$ 62,576
Net realized gain (loss)	20,787	27,568
Change in net unrealized appreciation (depreciation)	(44,802)	25,814
Net increase (decrease) in net assets resulting from operations	7,390	115,958
Distributions to shareholders from net investment income	(31,341)	(62,168)
Distributions to shareholders from net realized gain	(4,131)	(19,025)
Total distributions	(35,472)	(81,193)
Share transactions - net increase (decrease)	(7,553)	132,250
Redemption fees	20	45
Total increase (decrease) in net assets	(35,615)	167,060

Net Assets
Beginning of period	1,499,314	1,332,254
End of period (including undistributed net investment income of $718 and undistributed net investment income of $1,153, respectively)	$ 1,463,699	$ 1,499,314

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.262	.277
Net realized and unrealized gain (loss)	(.214)	.194
Total from investment operations	.048	.471
Distributions from net investment income	(.262)	(.271)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.298)	(.441)
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total Return B,C,D	.31%	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.67% A	.66% A
Expenses net of voluntary waivers, if any	.67% A	.66% A
Expenses net of all reductions	.67% A	.66% A
Net investment income (loss)	3.93% A	4.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,268	$ 2,962
Portfolio turnover rate	26% A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.255	.266
Net realized and unrealized gain (loss)	(.214)	.197
Total from investment operations	.041	.463
Distributions from net investment income	(.255)	(.263)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.291)	(.433)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total ReturnB,C,D	.26%	3.53%
Ratios to Average Net AssetsG
Expenses before expense reductions	.78%A	.79%A
Expenses net of voluntary waivers, if any	.78%A	.79%A
Expenses net of all reductions	.78%A	.79%A
Net investment income (loss)	3.82%A	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,245	$ 1,228
Portfolio turnover rate	26%A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss)E	.211	.226
Net realized and unrealized gain (loss)	(.214)	.193
Total from investment operations	(.003)	.419
Distributions from net investment income	(.211)	(.219)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.247)	(.389)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total ReturnB,C,D	(.07)%	3.19%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.43%A	1.41%A
Expenses net of voluntary waivers, if any	1.43%A	1.41%A
Expenses net of all reductions	1.42%A	1.40%A
Net investment income (loss)	3.18%A	3.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,347	$ 5,463
Portfolio turnover rate	26%A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss)E	.204	.219
Net realized and unrealized gain (loss)	(.214)	.191
Total from investment operations	(.010)	.410
Distributions from net investment income	(.204)	(.210)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.240)	(.380)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total ReturnB,C,D	(.12)%	3.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.53%A	1.51%A
Expenses net of voluntary waivers, if any	1.53%A	1.51%A
Expenses net of all reductions	1.52%A	1.51%A
Net investment income (loss)	3.08%A	3.32%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,356	$ 6,120
Portfolio turnover rate	26%A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan New York Municipal Income

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99	$ 12.94
Income from Investment Operations
Net investment income (loss)	.275D	.574D	.584D,F	.614D	.590D	.602
Net realized and unrealized gain (loss)	(.205)	.506	.117F	1.030	(1.230)	.205
Total from investment operations	.070	1.080	.701	1.644	(.640)	.807
Distributions from net investment income	(.274)	(.570)	(.581)	(.604)	(.589)	(.602)
Distributions from net realized gain	(.036)	(.170)	-	-	(.006)	(.155)
Distributions in excess of net realized gain	-	-	-	-	(.015)	-
Total distributions	(.310)	(.740)	(.581)	(.604)	(.610)	(.757)
Redemption fees added to paid in capital	-D,G	-D,G	-D,G	-	-	-
Net asset value, end of period	$ 13.00	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99
Total Return B,C	.48%	8.55%	5.60%	14.34%	(5.03)%	6.45%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.49%	.49%	.49%	.54%
Expenses net of voluntary waivers, if any	.49% A	.49%	.49%	.49%	.49%	.53%
Expenses net of all reductions	.48% A	.47%	.44%	.42%	.49%	.53%
Net investment income (loss)	4.12% A	4.36%	4.54%F	4.96%	4.78%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,439,379	$ 1,483,436	$ 1,332,254	$ 1,197,691	$ 1,007,447	$ 1,200,091
Portfolio turnover rate	26% A	22%	12%	23%	19%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003 E

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.276	.286
Net realized and unrealized gain (loss)	(.215)	.195
Total from investment operations	.061	.481
Distributions from net investment income	(.275)	(.281)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.311)	(.451)
Redemption fees added to paid in capital D,G	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total Return B,C	.41%	3.67%
Ratios to Average Net Assets F
Expenses before expense reductions	.48% A	.53% A
Expenses net of voluntary waivers, if any	.48% A	.53% A
Expenses net of all reductions	.47% A	.53% A
Net investment income (loss)	4.13% A	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 104
Portfolio turnover rate	26% A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the fund) is a fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 58,184,698
Unrealized depreciation	(13,263,849)
Net unrealized appreciation (depreciation)	$ 44,920,849
Cost for federal income tax purposes	$ 1,403,027,357

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 2,312	$ 26
Class T	0%	.25%	1,755	177
Class B	.65%	.25%	36,779	26,609
Class C	.75%	.25%	41,001	40,483
			$ 81,847	$ 67,295

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,935
Class T	222
Class B*	6,556
Class C*	813
$ 12,526

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 1,531.10
Class T	754.11
Class B	4,194.10
Class C	3,970.10
Spartan New York Municipal Income	539,102.07
Institutional Class	28.05
	$ 549,579

*Annualized

Citibank also has a sub-contract with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

4. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan New York Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $42,450.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $11,977 and $47,769, respectively.

Semiannual Report

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2003	Year ended January 31, 2003A
From net investment income
Class A	$ 59,789	$ 41,291
Class T	26,516	13,057
Class B	127,161	51,877
Class C	123,543	49,354
Spartan New York Municipal Income	31,001,743	62,008,981
Institutional Class	2,177	3,038
Total	$ 31,340,929	$ 62,167,598
From net realized gain
Class A	$ 7,853	$ 37,979
Class T	3,885	12,410
Class B	17,873	57,394
Class C	18,764	59,289
Spartan New York Municipal Income	4,082,579	18,856,163
Institutional Class	283	1,305
Total	$ 4,131,237	$ 19,024,540

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

6. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2003	Year ended January 31, 2003A	Six months ended July 31, 2003	Year ended January 31, 2003A
Class A
Shares sold	111,222	272,415	$ 1,493,998	$ 3,649,038
Reinvestment of distributions	3,529	4,654	47,296	61,815
Shares redeemed	(86,941)	(53,293)	(1,165,282)	(708,156)
Net increase (decrease)	27,810	223,776	$ 376,012	$ 3,002,697
Class T
Shares sold	20,149	91,985	$ 268,374	$ 1,229,333
Reinvestment of distributions	1,484	1,336	19,899	17,736
Shares redeemed	(18,589)	(578)	(253,367)	(7,660)
Net increase (decrease)	3,044	92,743	$ 34,906	$ 1,239,409

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2003	Year ended January 31, 2003A	Six months ended July 31, 2003	Year ended January 31, 2003A
Class B
Shares sold	351,416	429,057	$ 4,721,633	$ 5,748,196
Reinvestment of distributions	8,209	5,965	110,020	79,147
Shares redeemed	(52,806)	(22,338)	(706,410)	(297,028)
Net increase (decrease)	306,819	412,684	$ 4,125,243	$ 5,530,315
Class C
Shares sold	411,512	493,422	$ 5,538,187	$ 6,606,236
Reinvestment of distributions	6,608	4,353	88,485	57,763
Shares redeemed	(83,313)	(35,532)	(1,107,424)	(470,300)
Net increase (decrease)	334,807	462,243	$ 4,519,248	$ 6,193,699
Spartan New York Municipal Income
Shares sold	10,068,099	30,007,653	$ 135,550,163	$ 395,192,356
Reinvestment of distributions	1,995,251	4,696,216	26,762,528	61,959,856
Shares redeemed	(13,318,505)	(25,951,612)	(178,924,241)	(340,971,868)
Net increase (decrease)	(1,255,155)	8,752,257	$ (16,611,550)	$ 116,180,344
Institutional Class
Shares sold	-	34,401	$ -	$ 464,607
Reinvestment of distributions	183	260	2,460	3,458
Shares redeemed	-	(26,831)	-	(364,612)
Net increase (decrease)	183	7,830	$ 2,460	$ 103,453

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ASNM-USAN-0903
1.789728.100

Fidelity Advisor

New York Municipal Income

Fund - Institutional Class

Semiannual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.2	26.0
Special Tax	18.0	12.9
Escrowed/Pre-Refunded	15.7	19.2
Water & Sewer	11.3	12.0
Transportation	10.1	8.4
Average Years to Maturity as of July 31, 2003
		6 months ago
Years	14.7	14.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2003
6 months ago
Years	7.5	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2003	As of January 31, 2003
AAA 54.1%	AAA 55.1%
AA,A 39.8%	AA,A 37.0%
BBB 2.9%	BBB 3.1%
Not Rated 2.1%	Not Rated 3.7%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 93.7%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	$ 1,275	$ 1,351
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	500	545
5% 7/1/10 (AMBAC Insured)	600	649
5% 7/1/11 (AMBAC Insured)	500	537
5.5% 7/1/21 (AMBAC Insured)	2,300	2,418
Buffalo Gen. Oblig. Series 2001 C:
5% 12/1/07 (FGIC Insured)	1,010	1,106
5% 12/1/08 (FGIC Insured)	1,030	1,129
5% 12/1/09 (FGIC Insured)	1,840	2,013
5% 12/1/10 (FGIC Insured)	1,840	1,989
5% 12/1/11 (FGIC Insured)	1,820	1,948
Buffalo Swr. Auth. Swr. Sys. Rev. Series G, 5% 7/1/12 (FGIC Insured)	2,700	2,703
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	435	573
7.8% 5/1/15 (MBIA Insured)	435	579
7.8% 5/1/16 (MBIA Insured)	435	584
7.8% 5/1/17 (MBIA Insured)	435	588
7.8% 5/1/18 (MBIA Insured)	434	587
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,389
5.75% 8/1/30	9,445	9,901
(Vassar College Proj.) 5.35% 9/1/40	5,000	5,065
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,746
5% 9/1/16 (FGIC Insured)	1,680	1,745
5% 9/1/17 (FGIC Insured)	1,000	1,032
Erie County Wtr. Auth. Impt. & Extension Rev. Series 3, 6.1% 12/1/04 (Escrowed to Maturity) (c)	1,055	1,094
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	2,300	2,377
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,190
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.75% 12/1/24	25,000	26,277
Sub Series 8A, 5.25% 4/1/09 (AMBAC Insured)	11,180	12,294
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B:
5% 7/1/20 (AMBAC Insured) (Escrowed to Maturity) (c)	$ 3,000	$ 3,084
5.125% 7/1/24 (AMBAC Insured) (Escrowed to Maturity) (c)	5,080	5,176
Series 1997 D:
5.125% 7/1/22 (MBIA Insured) (Escrowed to Maturity) (c)	2,580	2,659
5.125% 7/1/22 (MBIA Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	2,100	2,287
Series 1997 E, 5.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (c)	3,705	4,144
Series 1998 B, 4.875% 7/1/18 (FGIC Insured) (Escrowed to Maturity) (c)	3,000	3,108
Series 1998 R, 5.4% 7/1/10 (Escrowed to Maturity) (c)	2,960	3,321
Metro. Trans. Auth. Dedicated Tax Fund Series A, 5.25% 11/15/24 (FSA Insured)	30,000	30,601
Metro. Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	42,500	41,272
5.5% 11/15/15 (AMBAC Insured)	1,340	1,458
5.5% 11/15/16 (AMBAC Insured)	1,000	1,077
5.5% 11/15/17 (AMBAC Insured)	1,000	1,076
5.5% 11/15/18 (AMBAC Insured)	1,000	1,071
5.75% 11/15/32	10,000	10,477
Series A, 5% 11/15/16 (FGIC Insured)	8,000	8,309
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,332
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	4,655	5,310
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	1,580	1,805
Series 7:
0% 7/1/10 (Escrowed to Maturity) (c)	9,500	7,251
5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,091
Series A, 5.5% 1/1/20 (MBIA Insured)	5,000	5,319
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (c)	3,000	3,399
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.):
Series 8, 5.375% 7/1/21 (MBIA Insured) (Pre-Refunded to 7/1/13 @ 100) (c)	3,000	3,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.: - continued
(Svc. Contract Proj.):
Series R:
5.3% 7/1/09 (Escrowed to Maturity) (c)	$ 4,000	$ 4,505
5.4% 7/1/10 (Escrowed to Maturity) (c)	3,000	3,366
Series A, 6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (c)	1,000	1,158
Series B1, 5% 7/1/18 (AMBAC Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	2,970	3,209
Series C:
4.75% 7/1/16 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	1,255	1,334
5.125% 7/1/13 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	765	833
5.125% 7/1/13 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (c)	1,735	1,898
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	1,030	1,122
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (c)	1,345	1,471
Series N:
0% 7/1/11 (FGIC Insured) (Escrowed to Maturity) (c)	5,980	4,302
0% 7/1/13 (FGIC Insured) (Escrowed to Maturity) (c)	4,000	2,574
Monroe County Gen. Oblig.:
Series 1996, 6.1% 3/1/04 (MBIA Insured)	660	669
6% 6/1/04	540	562
6% 6/1/05	770	826
6.5% 6/1/04	65	68
6.5% 6/1/05	115	124
6.5% 6/1/06	120	133
6.5% 6/1/07 (AMBAC Insured)	50	57
7% 6/1/04 (FGIC Insured)	875	919
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,032
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	1,245	1,327
5.625% 5/15/24 (MBIA Insured)	2,645	2,806
Muni. Assistance Corp. for New York City:
Series 1996 E, 6% 7/1/05	1,000	1,084
Series 1996 G:
6% 7/1/06	4,000	4,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Muni. Assistance Corp. for New York City: - continued
Series 1996 G:
6% 7/1/07	$ 2,305	$ 2,599
Series 1997 H, 6.25% 7/1/07	1,195	1,358
Series 1997 L:
6% 7/1/05	3,500	3,793
6% 7/1/07	5,275	5,947
Series 1998 M, 5.5% 7/1/07	6,500	7,208
Series 1999 O, 5.25% 7/1/07	1,780	1,958
Series 2002 P, 5% 7/1/08	10,850	11,871
Nassau County Gen. Oblig.:
Series 1997 X, 5% 11/1/07 (AMBAC Insured)	2,410	2,630
Series A:
6% 7/1/09 (FGIC Insured)	5,620	6,414
6.5% 5/1/07 (FGIC Insured)	4,000	4,537
Series E, 5.3% 7/1/07 (MBIA Insured)	350	384
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,892
Series U:
5.25% 11/1/11 (AMBAC Insured)	1,500	1,616
5.25% 11/1/15 (AMBAC Insured)	2,150	2,273
Series Z:
5% 9/1/11 (FGIC Insured)	3,000	3,199
5% 9/1/13 (FGIC Insured)	3,000	3,147
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	205	214
Series 2001 B, 5.875% 11/1/11	1,390	1,448
Series 2001 C, 5.625% 11/1/10	915	941
Series 2001 D, 5.625% 11/1/10	1,225	1,260
Nassau County Interim Fin. Auth.:
Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	7,845	8,789
5.75% 11/15/12 (MBIA Insured)	7,710	8,529
Series A:
5% 11/15/15 (AMBAC Insured)	4,745	4,964
5% 11/15/16 (AMBAC Insured)	7,730	8,029
5% 11/15/17 (AMBAC Insured)	6,000	6,202
5% 11/15/18 (AMBAC Insured)	2,375	2,427
New York City Gen. Oblig.:
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,435
6.25% 8/1/08	1,000	1,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series B:
5.5% 8/1/11 (FGIC Insured)	$ 2,000	$ 2,189
5.875% 8/15/13	3,870	4,132
6.2% 8/15/06	2,195	2,368
6.5% 8/15/11	1,000	1,136
7.5% 2/1/07	335	338
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,716
6% 2/1/22	3,410	3,601
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (c)	90	102
Series D:
5.25% 8/1/13	2,500	2,606
5.25% 8/1/21 (MBIA Insured)	5,000	5,146
5.375% 8/1/17	2,500	2,564
Series E:
6% 8/1/11	3,000	3,225
6% 8/1/26	2,850	3,002
6.5% 2/15/06	1,000	1,093
Series F:
5.75% 2/1/15	2,500	2,636
6% 8/1/16	7,750	8,309
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,731
6% 10/15/26	4,965	5,219
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (c)	50	58
Series H:
5.5% 8/1/12	9,000	9,496
5.75% 3/15/13 (FSA Insured)	1,805	1,988
6% 8/1/17	1,000	1,066
Series I:
5.875% 3/15/12	10,000	10,698
6.125% 4/15/11	8,495	9,259
6.25% 4/15/07 (MBIA Insured)	8,005	8,968
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,305
5.875% 2/15/19	3,370	3,537
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (c)	630	700
6.125% 8/1/12	1,000	1,089
Series L, 5.75% 8/1/12	3,700	3,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	$ 2,605	$ 2,800
5.5% 2/15/17 (FSA Insured)	3,000	3,211
5.5% 2/15/18 (FSA Insured)	2,500	2,665
5.5% 2/15/19 (FSA Insured)	1,250	1,327
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001:
5% 7/1/41 (AMBAC Insured)	10,000	9,657
5.375% 7/1/15 (AMBAC Insured)	1,090	1,169
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,154
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	2,470	2,613
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.):
5.7% 1/1/04 (b)	1,500	1,506
6% 1/1/08 (b)	500	515
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	1,000	1,081
5.875% 6/15/26	18,085	20,002
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	13,619
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,809
Series 2000, 5.5% 6/15/33	14,215	14,459
Series A:
5% 6/15/32	5,000	4,809
5.25% 6/15/33 (FGIC Insured)	1,280	1,287
5.375% 6/15/15 (FGIC Insured)	7,000	7,530
6% 6/15/28	15,000	16,233
Series B:
5.375% 6/15/07 (AMBAC Insured) (Escrowed to Maturity) (c)	145	151
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101) (c)	60	63
5.75% 6/15/26 (MBIA Insured)	5,025	5,417
5.75% 6/15/29 (MBIA Insured)	5,965	6,410
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101) (c)	295	309
New York City Transitional Fin. Auth. Rev.:
Series 2000 B, 6.125% 11/15/15 (Pre-Refunded to 5/15/10 @ 101) (c)	2,700	3,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 D:
5.25% 2/1/17 (MBIA Insured)	$ 9,385	$ 9,905
5.25% 2/1/19 (MBIA Insured)	8,075	8,383
Series 2003 E, 5.25% 2/1/15 (FGIC Insured)	7,250	7,732
Series A:
5.125% 8/15/21	8,140	8,368
5.25% 11/15/12 (FSA Insured)	1,500	1,607
5.5% 11/15/17 (FGIC Insured)	6,725	7,291
5.5% 11/15/20 (FGIC Insured)	9,000	9,594
5.75% 8/15/18 (Pre-Refunded to 8/15/09 @ 101) (c)	2,000	2,311
Series B:
5.125% 11/1/14	1,000	1,051
5.5% 2/1/08	2,435	2,686
5.5% 2/1/08 (Escrowed to Maturity) (c)	565	631
Series C, 5.5% 11/1/29 (Pre-Refunded to 5/1/10 @ 101) (c)	16,140	18,242
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	4,850	5,155
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,368
New York Local Govt. Assistance Corp.:
Series A1, 5% 4/1/12 (FSA Insured)	4,500	4,810
Series E, 5.25% 4/1/16	8,600	9,197
New York State Dorm. Auth. Lease Rev. (State Univ. Dorm. Facilities Proj.) Series A, 5.3% 7/1/24 (AMBAC Insured)	3,150	3,214
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,680
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	600	679
6% 7/1/09 (AMBAC Insured)	370	421
6% 7/1/10 (AMBAC Insured)	250	284
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/07 (Pre-Refunded to 7/1/06 @ 102) (c)	500	564
Series C, 7.5% 7/1/10	4,000	4,744
Series D, 7% 7/1/09 (Escrowed to Maturity) (c)	6,000	6,840
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	$ 1,900	$ 2,182
6% 7/1/21 (MBIA Insured)	2,500	2,841
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,089
5.25% 7/1/15	2,000	2,143
Series B, 5.375% 7/1/18	1,000	1,062
(FIT Student Hsg. Proj.) 5.75% 7/1/06 (AMBAC Insured)	1,500	1,653
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	9,896
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,133
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,182
5.25% 7/1/11 (MBIA Insured)	3,000	3,228
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,664
(Mental Health Svcs. Facilities Impt. Proj.) Series A, 5.75% 8/15/11	3,000	3,272
(Mental Health Svcs. Facilities Proj.) Series B, 5.75% 2/15/11	2,550	2,797
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,150
5.85% 8/1/40	9,500	9,992
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,290	1,348
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,500	4,887
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	805
5.5% 7/1/19 (AMBAC Insured)	1,705	1,801
5.5% 7/1/20 (AMBAC Insured)	860	900
Series A:
5.5% 7/1/10 (AMBAC Insured)	7,650	8,502
5.75% 7/1/15 (MBIA Insured)	2,295	2,584
5.75% 7/1/27 (MBIA Insured)	5,000	5,476
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(NYSARC, Inc. Proj.) Series A:
5% 7/1/06 (FSA Insured)	$ 500	$ 539
5% 7/1/07 (FSA Insured)	1,290	1,402
5% 7/1/09 (FSA Insured)	1,700	1,844
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,054
(Rockefeller Univ. Proj.) Series 2002 A1, 5% 7/1/32	7,000	6,886
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,422
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,603
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,598
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,800
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,646
(State Univ. Edl. Facilities Proj.):
Series B, 7.5% 5/15/11	2,365	2,838
5.5% 5/15/09	3,000	3,296
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,828
5.2% 2/15/13 (MBIA Insured)	6,585	6,995
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,165
6% 7/1/15	1,160	1,227
6% 7/1/16	1,230	1,293
(Yeshiva Univ. Proj.) Series 2001:
4% 7/1/04 (AMBAC Insured)	200	206
5.375% 7/1/12 (AMBAC Insured)	1,000	1,091
5.375% 7/1/13 (AMBAC Insured)	800	868
5.375% 7/1/14 (AMBAC Insured)	1,130	1,226
5.375% 7/1/16 (AMBAC Insured)	670	714
5.375% 7/1/17 (AMBAC Insured)	370	392
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,410
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	28,000	30,412
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,076
6% 10/1/29 (MBIA Insured)	5,600	6,094
Series 2003 A, 5.375% 3/15/22	2,000	2,049
Series B:
5.25%, tender 5/15/12 (a)	8,500	8,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Series B:
6%, tender 11/15/29	$ 11,000	$ 12,171
5.5% 7/1/16 (AMBAC Insured)	725	778
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	11,175
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	1,000	1,121
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	531
Series C:
5.25% 7/15/16	2,340	2,479
5.25% 7/15/17	2,410	2,541
Series D, 5% 6/15/20	20,150	20,426
Series G, 5.25% 10/15/20	1,255	1,296
Series J, 5% 6/15/18	5,395	5,520
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,774
5.25% 11/15/16	3,770	4,016
Series I:
5.25% 9/15/15	2,085	2,227
5.25% 9/15/17	2,395	2,536
Series C:
5% 6/15/19	815	836
5% 6/15/19 (Escrowed to Maturity) (c)	3,185	3,274
5.25% 6/15/16	3,500	3,698
Series F:
4.875% 6/15/18	1,735	1,776
4.875% 6/15/18 (Escrowed to Maturity) (c)	1,265	1,319
4.875% 6/15/20	2,175	2,204
5% 6/15/15	1,295	1,348
5% 6/15/15 (Escrowed to Maturity) (c)	1,705	1,840
5.25% 6/15/13	1,575	1,676
5.25% 6/15/13 (Escrowed to Maturity) (c)	2,405	2,634
New York State Envir. Facilities Corp. Rev. Series A, 5.25% 1/1/21 (FGIC Insured)	4,785	4,907
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (a)(b)	10,700	10,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	$ 2,700	$ 3,089
Series 2002:
5.75% 6/15/11	455	513
5.75% 6/15/11 (Escrowed to Maturity) (c)	2,950	3,357
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (c)	1,595	1,815
7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	33
Series D:
5% 6/15/11 (Escrowed to Maturity) (c)	3,645	3,978
5.125% 6/15/19 (Escrowed to Maturity) (c)	5,000	5,224
Series E:
6.25% 6/15/05	1,200	1,266
6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,204
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,212
Series D:
6.3% 5/15/05	365	394
6.3% 5/15/05 (Pre-Refunded to 11/15/04 @ 102) (c)	780	848
6.3% 11/15/05	105	113
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 3/15/18	2,290	2,384
5.25% 3/15/19	2,480	2,566
5.25% 9/15/20	2,685	2,759
5.25% 3/15/21	2,230	2,278
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,187
(Mental Health Svcs. Facilities Proj.) Series D, 7.4% 2/15/18	75	76
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	3,000	3,107
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	2,000	2,064
Series 69, 4.7% 4/1/24 (b)	3,160	3,174
5.5% 4/1/19 (AMBAC Insured) (b)	2,575	2,689
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	$ 25,860	$ 25,981
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (c)	250	284
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,060
Series E, 5.25% 1/1/12	5,410	5,826
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,439
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,310
5.375% 4/1/17 (AMBAC Insured)	5,000	5,326
5.375% 4/1/18 (AMBAC Insured)	5,310	5,649
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,299
5.75% 4/1/15 (FGIC Insured)	4,000	4,389
New York State Thruway Auth. State Personal Income Tax Rev.:
(Trans. Proj.) Series A, 5% 3/15/11 (FSA Insured)	5,310	5,688
Series A:
5.5% 3/15/18	5,000	5,366
5.5% 3/15/19	5,460	5,827
5.5% 3/15/20	3,500	3,702
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	7,700	8,317
5.5% 4/1/15	6,200	6,655
5.5% 4/1/16	12,000	12,828
6% 4/1/11	1,605	1,779
New York State Urban Dev. Corp. Rev.:
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (c)	6,340	6,967
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	17
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,560
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,192
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	3,000	3,078
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/24 (b)	3,000	3,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt.:
(Wtr. Treatment Plant Proj.) 7% 11/1/13 (MBIA Insured) (b)	$ 1,000	$ 1,075
7.5% 3/1/08 (MBIA Insured)	995	1,188
7.5% 3/1/10 (MBIA Insured)	1,155	1,414
7.5% 3/1/11 (MBIA Insured)	1,245	1,537
7.5% 3/1/16 (MBIA Insured)	1,060	1,366
7.5% 3/1/17 (MBIA Insured)	1,200	1,561
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	500	552
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Polytechnic Institute Proj.) Series B, 5% 8/1/09 (AMBAC Insured)	1,500	1,637
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,080
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,352
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,173
Tobacco Settlement Fing. Corp. Series A1, 5.5% 6/1/16	14,500	14,929
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,533
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	9,870	11,348
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/17 (Pre-Refunded to 7/1/09 @ 100.5) (c)	3,000	3,365
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (c)	9,500	9,994
5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (c)	3,000	3,348
6% 1/1/11 (Escrowed to Maturity) (c)	500	574
Series B:
5% 1/1/14 (Escrowed to Maturity) (c)	4,290	4,610
5.2% 1/1/22 (Pre-Refunded to 1/1/11 @ 100) (c)	9,870	10,814
5.2% 1/1/27 (FGIC Insured) (Pre-Refunded to 7/1/22 @ 100) (c)	3,000	3,138
5.2% 1/1/27 (MBIA Insured) (Pre-Refunded to 7/1/22 @ 100) (c)	2,000	2,092
5.5% 1/1/30 (Pre-Refunded to 7/1/22 @ 100) (c)	2,015	2,143
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	1,000	1,163
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (c)	$ 15,425	$ 17,221
6% 1/1/12 (Escrowed to Maturity) (c)	19,250	22,204
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5% 1/1/15 (FGIC Insured) (Escrowed to Maturity) (c)	2,200	2,361
5.125% 1/1/11 (MBIA Insured) (Escrowed to Maturity) (c)	3,000	3,286
5.125% 1/1/12 (MBIA Insured) (Escrowed to Maturity) (c)	1,000	1,092
5.25% 1/1/11 (FGIC Insured) (Escrowed to Maturity) (c)	3,000	3,289
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,016
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,523
5% 12/15/12 (AMBAC Insured)	1,245	1,335
		1,371,836
New York & New Jersey - 4.8%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (b)	2,000	2,093
Port Auth. of New York & New Jersey:
107th Series, 6% 10/15/06 (b)	1,530	1,694
120th Series:
5.75% 10/15/11 (MBIA Insured) (b)	15,000	16,596
5.75% 10/15/12 (MBIA Insured) (b)	15,530	17,079
124th Series:
5% 8/1/08 (b)	9,875	10,582
5% 8/1/13 (FGIC Insured) (b)	3,000	3,091
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	5,970	5,824
128th Series:
5% 11/1/18 (FSA Insured)	6,145	6,345
5% 11/1/19 (FSA Insured)	7,200	7,377
		70,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CDC IXIS North America Insured)	$ 3,000	$ 3,202
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	2,210	2,229
		5,431
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,403,779)	1,447,948
NET OTHER ASSETS - 1.1%	15,751
NET ASSETS - 100%	$ 1,463,699

Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	23.2%
Special Tax	18.0
Escrowed/Pre-Refunded	15.7
Water & Sewer	11.3
Transportation	10.1
Education	6.7
Health Care	5.3
Electric Utilities	5.3
Others* (individually less than 5%)	4.4
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $198,094,000 and $207,104,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $1,403,779) - See accompanying schedule		$ 1,447,948
Receivable for investments sold		7,096
Receivable for fund shares sold		597
Interest receivable		17,024
Other receivables		4
Total assets		1,472,669

Liabilities
Payable to custodian bank	$ 4,069
Payable for fund shares redeemed	2,954
Distributions payable	1,289
Accrued management fee	483
Distribution fees payable	17
Other payables and accrued expenses	158
Total liabilities		8,970

Net Assets		$ 1,463,699
Net Assets consist of:
Paid in capital		$ 1,398,024
Undistributed net investment income		718
Accumulated undistributed net realized gain (loss) on investments		20,788
Net unrealized appreciation (depreciation) on investments		44,169
Net Assets		$ 1,463,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,268.154 ÷ 251.586 shares)	$ 12.99

Maximum offering price per share (100/95.25 of $12.99)	$ 13.64
Class T: Net Asset Value and redemption price per share ($1,244.539 ÷ 95.787 shares)	$ 12.99

Maximum offering price per share (100/96.50 of $12.99)	$ 13.46
Class B: Net Asset Value and offering price per share ($9,347.037 ÷ 719.503 shares) A	$ 12.99

Class C: Net Asset Value and offering price per share ($10,355.982 ÷ 797.050 shares) A	$ 12.99

Spartan New York Municipal Income Fund: Net Asset Value, offering price and redemption price per share ($1,439,378.951 ÷ 110,753.076 shares)	$ 13.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($104.126 ÷ 8.013 shares)	$ 12.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2003 (Unaudited)

Investment Income
Interest		$ 35,168

Expenses
Management fee	$ 2,935
Transfer agent fees	550
Distribution fees	82
Accounting fees and expenses	179
Non-interested trustees' compensation	4
Custodian fees and expenses	12
Registration fees	62
Audit	35
Legal	6
Total expenses before reductions	3,865
Expense reductions	(102)	3,763
Net investment income (loss)		31,405
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		20,787
Change in net unrealized appreciation (depreciation) on investment securities		(44,802)
Net gain (loss)		(24,015)
Net increase (decrease) in net assets resulting from operations		$ 7,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,405	$ 62,576
Net realized gain (loss)	20,787	27,568
Change in net unrealized appreciation (depreciation)	(44,802)	25,814
Net increase (decrease) in net assets resulting from operations	7,390	115,958
Distributions to shareholders from net investment income	(31,341)	(62,168)
Distributions to shareholders from net realized gain	(4,131)	(19,025)
Total distributions	(35,472)	(81,193)
Share transactions - net increase (decrease)	(7,553)	132,250
Redemption fees	20	45
Total increase (decrease) in net assets	(35,615)	167,060

Net Assets
Beginning of period	1,499,314	1,332,254
End of period (including undistributed net investment income of $718 and undistributed net investment income of $1,153, respectively)	$ 1,463,699	$ 1,499,314

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.262	.277
Net realized and unrealized gain (loss)	(.214)	.194
Total from investment operations	.048	.471
Distributions from net investment income	(.262)	(.271)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.298)	(.441)
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total Return B,C,D	.31%	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.67% A	.66% A
Expenses net of voluntary waivers, if any	.67% A	.66% A
Expenses net of all reductions	.67% A	.66% A
Net investment income (loss)	3.93% A	4.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,268	$ 2,962
Portfolio turnover rate	26% A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.255	.266
Net realized and unrealized gain (loss)	(.214)	.197
Total from investment operations	.041	.463
Distributions from net investment income	(.255)	(.263)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.291)	(.433)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total ReturnB,C,D	.26%	3.53%
Ratios to Average Net AssetsG
Expenses before expense reductions	.78%A	.79%A
Expenses net of voluntary waivers, if any	.78%A	.79%A
Expenses net of all reductions	.78%A	.79%A
Net investment income (loss)	3.82%A	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,245	$ 1,228
Portfolio turnover rate	26%A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss)E	.211	.226
Net realized and unrealized gain (loss)	(.214)	.193
Total from investment operations	(.003)	.419
Distributions from net investment income	(.211)	(.219)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.247)	(.389)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total ReturnB,C,D	(.07)%	3.19%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.43%A	1.41%A
Expenses net of voluntary waivers, if any	1.43%A	1.41%A
Expenses net of all reductions	1.42%A	1.40%A
Net investment income (loss)	3.18%A	3.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,347	$ 5,463
Portfolio turnover rate	26%A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss)E	.204	.219
Net realized and unrealized gain (loss)	(.214)	.191
Total from investment operations	(.010)	.410
Distributions from net investment income	(.204)	(.210)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.240)	(.380)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total ReturnB,C,D	(.12)%	3.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.53%A	1.51%A
Expenses net of voluntary waivers, if any	1.53%A	1.51%A
Expenses net of all reductions	1.52%A	1.51%A
Net investment income (loss)	3.08%A	3.32%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,356	$ 6,120
Portfolio turnover rate	26%A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan New York Municipal Income

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99	$ 12.94
Income from Investment Operations
Net investment income (loss)	.275D	.574D	.584D,F	.614D	.590D	.602
Net realized and unrealized gain (loss)	(.205)	.506	.117F	1.030	(1.230)	.205
Total from investment operations	.070	1.080	.701	1.644	(.640)	.807
Distributions from net investment income	(.274)	(.570)	(.581)	(.604)	(.589)	(.602)
Distributions from net realized gain	(.036)	(.170)	-	-	(.006)	(.155)
Distributions in excess of net realized gain	-	-	-	-	(.015)	-
Total distributions	(.310)	(.740)	(.581)	(.604)	(.610)	(.757)
Redemption fees added to paid in capital	-D,G	-D,G	-D,G	-	-	-
Net asset value, end of period	$ 13.00	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99
Total Return B,C	.48%	8.55%	5.60%	14.34%	(5.03)%	6.45%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.49%	.49%	.49%	.54%
Expenses net of voluntary waivers, if any	.49% A	.49%	.49%	.49%	.49%	.53%
Expenses net of all reductions	.48% A	.47%	.44%	.42%	.49%	.53%
Net investment income (loss)	4.12% A	4.36%	4.54%F	4.96%	4.78%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,439,379	$ 1,483,436	$ 1,332,254	$ 1,197,691	$ 1,007,447	$ 1,200,091
Portfolio turnover rate	26% A	22%	12%	23%	19%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003 E

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.276	.286
Net realized and unrealized gain (loss)	(.215)	.195
Total from investment operations	.061	.481
Distributions from net investment income	(.275)	(.281)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.311)	(.451)
Redemption fees added to paid in capital D,G	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total Return B,C	.41%	3.67%
Ratios to Average Net Assets F
Expenses before expense reductions	.48% A	.53% A
Expenses net of voluntary waivers, if any	.48% A	.53% A
Expenses net of all reductions	.47% A	.53% A
Net investment income (loss)	4.13% A	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 104
Portfolio turnover rate	26% A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the fund) is a fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 58,184,698
Unrealized depreciation	(13,263,849)
Net unrealized appreciation (depreciation)	$ 44,920,849
Cost for federal income tax purposes	$ 1,403,027,357

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 2,312	$ 26
Class T	0%	.25%	1,755	177
Class B	.65%	.25%	36,779	26,609
Class C	.75%	.25%	41,001	40,483
			$ 81,847	$ 67,295

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,935
Class T	222
Class B*	6,556
Class C*	813
$ 12,526

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 1,531.10
Class T	754.11
Class B	4,194.10
Class C	3,970.10
Spartan New York Municipal Income	539,102.07
Institutional Class	28.05
	$ 549,579

*Annualized

Citibank also has a sub-contract with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

4. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan New York Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $42,450.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $11,977 and $47,769, respectively.

Semiannual Report

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2003	Year ended January 31, 2003A
From net investment income
Class A	$ 59,789	$ 41,291
Class T	26,516	13,057
Class B	127,161	51,877
Class C	123,543	49,354
Spartan New York Municipal Income	31,001,743	62,008,981
Institutional Class	2,177	3,038
Total	$ 31,340,929	$ 62,167,598
From net realized gain
Class A	$ 7,853	$ 37,979
Class T	3,885	12,410
Class B	17,873	57,394
Class C	18,764	59,289
Spartan New York Municipal Income	4,082,579	18,856,163
Institutional Class	283	1,305
Total	$ 4,131,237	$ 19,024,540

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

6. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2003	Year ended January 31, 2003A	Six months ended July 31, 2003	Year ended January 31, 2003A
Class A
Shares sold	111,222	272,415	$ 1,493,998	$ 3,649,038
Reinvestment of distributions	3,529	4,654	47,296	61,815
Shares redeemed	(86,941)	(53,293)	(1,165,282)	(708,156)
Net increase (decrease)	27,810	223,776	$ 376,012	$ 3,002,697
Class T
Shares sold	20,149	91,985	$ 268,374	$ 1,229,333
Reinvestment of distributions	1,484	1,336	19,899	17,736
Shares redeemed	(18,589)	(578)	(253,367)	(7,660)
Net increase (decrease)	3,044	92,743	$ 34,906	$ 1,239,409

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2003	Year ended January 31, 2003A	Six months ended July 31, 2003	Year ended January 31, 2003A
Class B
Shares sold	351,416	429,057	$ 4,721,633	$ 5,748,196
Reinvestment of distributions	8,209	5,965	110,020	79,147
Shares redeemed	(52,806)	(22,338)	(706,410)	(297,028)
Net increase (decrease)	306,819	412,684	$ 4,125,243	$ 5,530,315
Class C
Shares sold	411,512	493,422	$ 5,538,187	$ 6,606,236
Reinvestment of distributions	6,608	4,353	88,485	57,763
Shares redeemed	(83,313)	(35,532)	(1,107,424)	(470,300)
Net increase (decrease)	334,807	462,243	$ 4,519,248	$ 6,193,699
Spartan New York Municipal Income
Shares sold	10,068,099	30,007,653	$ 135,550,163	$ 395,192,356
Reinvestment of distributions	1,995,251	4,696,216	26,762,528	61,959,856
Shares redeemed	(13,318,505)	(25,951,612)	(178,924,241)	(340,971,868)
Net increase (decrease)	(1,255,155)	8,752,257	$ (16,611,550)	$ 116,180,344
Institutional Class
Shares sold	-	34,401	$ -	$ 464,607
Reinvestment of distributions	183	260	2,460	3,458
Shares redeemed	-	(26,831)	-	(364,612)
Net increase (decrease)	183	7,830	$ 2,460	$ 103,453

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ASNMI-USAN-0903
1.789729.100

Spartan®

New York Municipal Income
Fund

Semiannual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.2	26.0
Special Tax	18.0	12.9
Escrowed/Pre-Refunded	15.7	19.2
Water & Sewer	11.3	12.0
Transportation	10.1	8.4
Average Years to Maturity as of July 31, 2003
		6 months ago
Years	14.7	14.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2003
6 months ago
Years	7.5	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2003	As of January 31, 2003
AAA 54.1%	AAA 55.1%
AA,A 39.8%	AA,A 37.0%
BBB 2.9%	BBB 3.1%
Not Rated 2.1%	Not Rated 3.7%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 93.7%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	$ 1,275	$ 1,351
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	500	545
5% 7/1/10 (AMBAC Insured)	600	649
5% 7/1/11 (AMBAC Insured)	500	537
5.5% 7/1/21 (AMBAC Insured)	2,300	2,418
Buffalo Gen. Oblig. Series 2001 C:
5% 12/1/07 (FGIC Insured)	1,010	1,106
5% 12/1/08 (FGIC Insured)	1,030	1,129
5% 12/1/09 (FGIC Insured)	1,840	2,013
5% 12/1/10 (FGIC Insured)	1,840	1,989
5% 12/1/11 (FGIC Insured)	1,820	1,948
Buffalo Swr. Auth. Swr. Sys. Rev. Series G, 5% 7/1/12 (FGIC Insured)	2,700	2,703
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	435	573
7.8% 5/1/15 (MBIA Insured)	435	579
7.8% 5/1/16 (MBIA Insured)	435	584
7.8% 5/1/17 (MBIA Insured)	435	588
7.8% 5/1/18 (MBIA Insured)	434	587
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,389
5.75% 8/1/30	9,445	9,901
(Vassar College Proj.) 5.35% 9/1/40	5,000	5,065
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,746
5% 9/1/16 (FGIC Insured)	1,680	1,745
5% 9/1/17 (FGIC Insured)	1,000	1,032
Erie County Wtr. Auth. Impt. & Extension Rev. Series 3, 6.1% 12/1/04 (Escrowed to Maturity) (c)	1,055	1,094
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	2,300	2,377
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,190
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.75% 12/1/24	25,000	26,277
Sub Series 8A, 5.25% 4/1/09 (AMBAC Insured)	11,180	12,294
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B:
5% 7/1/20 (AMBAC Insured) (Escrowed to Maturity) (c)	$ 3,000	$ 3,084
5.125% 7/1/24 (AMBAC Insured) (Escrowed to Maturity) (c)	5,080	5,176
Series 1997 D:
5.125% 7/1/22 (MBIA Insured) (Escrowed to Maturity) (c)	2,580	2,659
5.125% 7/1/22 (MBIA Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	2,100	2,287
Series 1997 E, 5.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (c)	3,705	4,144
Series 1998 B, 4.875% 7/1/18 (FGIC Insured) (Escrowed to Maturity) (c)	3,000	3,108
Series 1998 R, 5.4% 7/1/10 (Escrowed to Maturity) (c)	2,960	3,321
Metro. Trans. Auth. Dedicated Tax Fund Series A, 5.25% 11/15/24 (FSA Insured)	30,000	30,601
Metro. Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	42,500	41,272
5.5% 11/15/15 (AMBAC Insured)	1,340	1,458
5.5% 11/15/16 (AMBAC Insured)	1,000	1,077
5.5% 11/15/17 (AMBAC Insured)	1,000	1,076
5.5% 11/15/18 (AMBAC Insured)	1,000	1,071
5.75% 11/15/32	10,000	10,477
Series A, 5% 11/15/16 (FGIC Insured)	8,000	8,309
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,332
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	4,655	5,310
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	1,580	1,805
Series 7:
0% 7/1/10 (Escrowed to Maturity) (c)	9,500	7,251
5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,091
Series A, 5.5% 1/1/20 (MBIA Insured)	5,000	5,319
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (c)	3,000	3,399
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.):
Series 8, 5.375% 7/1/21 (MBIA Insured) (Pre-Refunded to 7/1/13 @ 100) (c)	3,000	3,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.: - continued
(Svc. Contract Proj.):
Series R:
5.3% 7/1/09 (Escrowed to Maturity) (c)	$ 4,000	$ 4,505
5.4% 7/1/10 (Escrowed to Maturity) (c)	3,000	3,366
Series A, 6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (c)	1,000	1,158
Series B1, 5% 7/1/18 (AMBAC Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	2,970	3,209
Series C:
4.75% 7/1/16 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	1,255	1,334
5.125% 7/1/13 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	765	833
5.125% 7/1/13 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (c)	1,735	1,898
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (c)	1,030	1,122
5.125% 7/1/14 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (c)	1,345	1,471
Series N:
0% 7/1/11 (FGIC Insured) (Escrowed to Maturity) (c)	5,980	4,302
0% 7/1/13 (FGIC Insured) (Escrowed to Maturity) (c)	4,000	2,574
Monroe County Gen. Oblig.:
Series 1996, 6.1% 3/1/04 (MBIA Insured)	660	669
6% 6/1/04	540	562
6% 6/1/05	770	826
6.5% 6/1/04	65	68
6.5% 6/1/05	115	124
6.5% 6/1/06	120	133
6.5% 6/1/07 (AMBAC Insured)	50	57
7% 6/1/04 (FGIC Insured)	875	919
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,032
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	1,245	1,327
5.625% 5/15/24 (MBIA Insured)	2,645	2,806
Muni. Assistance Corp. for New York City:
Series 1996 E, 6% 7/1/05	1,000	1,084
Series 1996 G:
6% 7/1/06	4,000	4,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Muni. Assistance Corp. for New York City: - continued
Series 1996 G:
6% 7/1/07	$ 2,305	$ 2,599
Series 1997 H, 6.25% 7/1/07	1,195	1,358
Series 1997 L:
6% 7/1/05	3,500	3,793
6% 7/1/07	5,275	5,947
Series 1998 M, 5.5% 7/1/07	6,500	7,208
Series 1999 O, 5.25% 7/1/07	1,780	1,958
Series 2002 P, 5% 7/1/08	10,850	11,871
Nassau County Gen. Oblig.:
Series 1997 X, 5% 11/1/07 (AMBAC Insured)	2,410	2,630
Series A:
6% 7/1/09 (FGIC Insured)	5,620	6,414
6.5% 5/1/07 (FGIC Insured)	4,000	4,537
Series E, 5.3% 7/1/07 (MBIA Insured)	350	384
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,892
Series U:
5.25% 11/1/11 (AMBAC Insured)	1,500	1,616
5.25% 11/1/15 (AMBAC Insured)	2,150	2,273
Series Z:
5% 9/1/11 (FGIC Insured)	3,000	3,199
5% 9/1/13 (FGIC Insured)	3,000	3,147
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	205	214
Series 2001 B, 5.875% 11/1/11	1,390	1,448
Series 2001 C, 5.625% 11/1/10	915	941
Series 2001 D, 5.625% 11/1/10	1,225	1,260
Nassau County Interim Fin. Auth.:
Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	7,845	8,789
5.75% 11/15/12 (MBIA Insured)	7,710	8,529
Series A:
5% 11/15/15 (AMBAC Insured)	4,745	4,964
5% 11/15/16 (AMBAC Insured)	7,730	8,029
5% 11/15/17 (AMBAC Insured)	6,000	6,202
5% 11/15/18 (AMBAC Insured)	2,375	2,427
New York City Gen. Oblig.:
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,435
6.25% 8/1/08	1,000	1,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series B:
5.5% 8/1/11 (FGIC Insured)	$ 2,000	$ 2,189
5.875% 8/15/13	3,870	4,132
6.2% 8/15/06	2,195	2,368
6.5% 8/15/11	1,000	1,136
7.5% 2/1/07	335	338
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,716
6% 2/1/22	3,410	3,601
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (c)	90	102
Series D:
5.25% 8/1/13	2,500	2,606
5.25% 8/1/21 (MBIA Insured)	5,000	5,146
5.375% 8/1/17	2,500	2,564
Series E:
6% 8/1/11	3,000	3,225
6% 8/1/26	2,850	3,002
6.5% 2/15/06	1,000	1,093
Series F:
5.75% 2/1/15	2,500	2,636
6% 8/1/16	7,750	8,309
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,731
6% 10/15/26	4,965	5,219
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (c)	50	58
Series H:
5.5% 8/1/12	9,000	9,496
5.75% 3/15/13 (FSA Insured)	1,805	1,988
6% 8/1/17	1,000	1,066
Series I:
5.875% 3/15/12	10,000	10,698
6.125% 4/15/11	8,495	9,259
6.25% 4/15/07 (MBIA Insured)	8,005	8,968
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,305
5.875% 2/15/19	3,370	3,537
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (c)	630	700
6.125% 8/1/12	1,000	1,089
Series L, 5.75% 8/1/12	3,700	3,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	$ 2,605	$ 2,800
5.5% 2/15/17 (FSA Insured)	3,000	3,211
5.5% 2/15/18 (FSA Insured)	2,500	2,665
5.5% 2/15/19 (FSA Insured)	1,250	1,327
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001:
5% 7/1/41 (AMBAC Insured)	10,000	9,657
5.375% 7/1/15 (AMBAC Insured)	1,090	1,169
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,154
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	2,470	2,613
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.):
5.7% 1/1/04 (b)	1,500	1,506
6% 1/1/08 (b)	500	515
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	1,000	1,081
5.875% 6/15/26	18,085	20,002
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	13,619
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,809
Series 2000, 5.5% 6/15/33	14,215	14,459
Series A:
5% 6/15/32	5,000	4,809
5.25% 6/15/33 (FGIC Insured)	1,280	1,287
5.375% 6/15/15 (FGIC Insured)	7,000	7,530
6% 6/15/28	15,000	16,233
Series B:
5.375% 6/15/07 (AMBAC Insured) (Escrowed to Maturity) (c)	145	151
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101) (c)	60	63
5.75% 6/15/26 (MBIA Insured)	5,025	5,417
5.75% 6/15/29 (MBIA Insured)	5,965	6,410
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101) (c)	295	309
New York City Transitional Fin. Auth. Rev.:
Series 2000 B, 6.125% 11/15/15 (Pre-Refunded to 5/15/10 @ 101) (c)	2,700	3,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 D:
5.25% 2/1/17 (MBIA Insured)	$ 9,385	$ 9,905
5.25% 2/1/19 (MBIA Insured)	8,075	8,383
Series 2003 E, 5.25% 2/1/15 (FGIC Insured)	7,250	7,732
Series A:
5.125% 8/15/21	8,140	8,368
5.25% 11/15/12 (FSA Insured)	1,500	1,607
5.5% 11/15/17 (FGIC Insured)	6,725	7,291
5.5% 11/15/20 (FGIC Insured)	9,000	9,594
5.75% 8/15/18 (Pre-Refunded to 8/15/09 @ 101) (c)	2,000	2,311
Series B:
5.125% 11/1/14	1,000	1,051
5.5% 2/1/08	2,435	2,686
5.5% 2/1/08 (Escrowed to Maturity) (c)	565	631
Series C, 5.5% 11/1/29 (Pre-Refunded to 5/1/10 @ 101) (c)	16,140	18,242
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	4,850	5,155
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,368
New York Local Govt. Assistance Corp.:
Series A1, 5% 4/1/12 (FSA Insured)	4,500	4,810
Series E, 5.25% 4/1/16	8,600	9,197
New York State Dorm. Auth. Lease Rev. (State Univ. Dorm. Facilities Proj.) Series A, 5.3% 7/1/24 (AMBAC Insured)	3,150	3,214
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,680
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	600	679
6% 7/1/09 (AMBAC Insured)	370	421
6% 7/1/10 (AMBAC Insured)	250	284
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/07 (Pre-Refunded to 7/1/06 @ 102) (c)	500	564
Series C, 7.5% 7/1/10	4,000	4,744
Series D, 7% 7/1/09 (Escrowed to Maturity) (c)	6,000	6,840
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	$ 1,900	$ 2,182
6% 7/1/21 (MBIA Insured)	2,500	2,841
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,089
5.25% 7/1/15	2,000	2,143
Series B, 5.375% 7/1/18	1,000	1,062
(FIT Student Hsg. Proj.) 5.75% 7/1/06 (AMBAC Insured)	1,500	1,653
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	9,896
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,133
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,182
5.25% 7/1/11 (MBIA Insured)	3,000	3,228
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,664
(Mental Health Svcs. Facilities Impt. Proj.) Series A, 5.75% 8/15/11	3,000	3,272
(Mental Health Svcs. Facilities Proj.) Series B, 5.75% 2/15/11	2,550	2,797
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,150
5.85% 8/1/40	9,500	9,992
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,290	1,348
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,500	4,887
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	805
5.5% 7/1/19 (AMBAC Insured)	1,705	1,801
5.5% 7/1/20 (AMBAC Insured)	860	900
Series A:
5.5% 7/1/10 (AMBAC Insured)	7,650	8,502
5.75% 7/1/15 (MBIA Insured)	2,295	2,584
5.75% 7/1/27 (MBIA Insured)	5,000	5,476
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(NYSARC, Inc. Proj.) Series A:
5% 7/1/06 (FSA Insured)	$ 500	$ 539
5% 7/1/07 (FSA Insured)	1,290	1,402
5% 7/1/09 (FSA Insured)	1,700	1,844
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,054
(Rockefeller Univ. Proj.) Series 2002 A1, 5% 7/1/32	7,000	6,886
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,422
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,603
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,598
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,800
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,646
(State Univ. Edl. Facilities Proj.):
Series B, 7.5% 5/15/11	2,365	2,838
5.5% 5/15/09	3,000	3,296
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,828
5.2% 2/15/13 (MBIA Insured)	6,585	6,995
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,165
6% 7/1/15	1,160	1,227
6% 7/1/16	1,230	1,293
(Yeshiva Univ. Proj.) Series 2001:
4% 7/1/04 (AMBAC Insured)	200	206
5.375% 7/1/12 (AMBAC Insured)	1,000	1,091
5.375% 7/1/13 (AMBAC Insured)	800	868
5.375% 7/1/14 (AMBAC Insured)	1,130	1,226
5.375% 7/1/16 (AMBAC Insured)	670	714
5.375% 7/1/17 (AMBAC Insured)	370	392
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,410
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	28,000	30,412
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,076
6% 10/1/29 (MBIA Insured)	5,600	6,094
Series 2003 A, 5.375% 3/15/22	2,000	2,049
Series B:
5.25%, tender 5/15/12 (a)	8,500	8,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Series B:
6%, tender 11/15/29	$ 11,000	$ 12,171
5.5% 7/1/16 (AMBAC Insured)	725	778
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	11,175
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	1,000	1,121
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	531
Series C:
5.25% 7/15/16	2,340	2,479
5.25% 7/15/17	2,410	2,541
Series D, 5% 6/15/20	20,150	20,426
Series G, 5.25% 10/15/20	1,255	1,296
Series J, 5% 6/15/18	5,395	5,520
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,774
5.25% 11/15/16	3,770	4,016
Series I:
5.25% 9/15/15	2,085	2,227
5.25% 9/15/17	2,395	2,536
Series C:
5% 6/15/19	815	836
5% 6/15/19 (Escrowed to Maturity) (c)	3,185	3,274
5.25% 6/15/16	3,500	3,698
Series F:
4.875% 6/15/18	1,735	1,776
4.875% 6/15/18 (Escrowed to Maturity) (c)	1,265	1,319
4.875% 6/15/20	2,175	2,204
5% 6/15/15	1,295	1,348
5% 6/15/15 (Escrowed to Maturity) (c)	1,705	1,840
5.25% 6/15/13	1,575	1,676
5.25% 6/15/13 (Escrowed to Maturity) (c)	2,405	2,634
New York State Envir. Facilities Corp. Rev. Series A, 5.25% 1/1/21 (FGIC Insured)	4,785	4,907
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (a)(b)	10,700	10,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	$ 2,700	$ 3,089
Series 2002:
5.75% 6/15/11	455	513
5.75% 6/15/11 (Escrowed to Maturity) (c)	2,950	3,357
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (c)	1,595	1,815
7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	33
Series D:
5% 6/15/11 (Escrowed to Maturity) (c)	3,645	3,978
5.125% 6/15/19 (Escrowed to Maturity) (c)	5,000	5,224
Series E:
6.25% 6/15/05	1,200	1,266
6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,204
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,212
Series D:
6.3% 5/15/05	365	394
6.3% 5/15/05 (Pre-Refunded to 11/15/04 @ 102) (c)	780	848
6.3% 11/15/05	105	113
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 3/15/18	2,290	2,384
5.25% 3/15/19	2,480	2,566
5.25% 9/15/20	2,685	2,759
5.25% 3/15/21	2,230	2,278
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,187
(Mental Health Svcs. Facilities Proj.) Series D, 7.4% 2/15/18	75	76
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	3,000	3,107
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	2,000	2,064
Series 69, 4.7% 4/1/24 (b)	3,160	3,174
5.5% 4/1/19 (AMBAC Insured) (b)	2,575	2,689
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	$ 25,860	$ 25,981
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (c)	250	284
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,060
Series E, 5.25% 1/1/12	5,410	5,826
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,439
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,310
5.375% 4/1/17 (AMBAC Insured)	5,000	5,326
5.375% 4/1/18 (AMBAC Insured)	5,310	5,649
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,299
5.75% 4/1/15 (FGIC Insured)	4,000	4,389
New York State Thruway Auth. State Personal Income Tax Rev.:
(Trans. Proj.) Series A, 5% 3/15/11 (FSA Insured)	5,310	5,688
Series A:
5.5% 3/15/18	5,000	5,366
5.5% 3/15/19	5,460	5,827
5.5% 3/15/20	3,500	3,702
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	7,700	8,317
5.5% 4/1/15	6,200	6,655
5.5% 4/1/16	12,000	12,828
6% 4/1/11	1,605	1,779
New York State Urban Dev. Corp. Rev.:
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (c)	6,340	6,967
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	17
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,560
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,192
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	3,000	3,078
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/24 (b)	3,000	3,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt.:
(Wtr. Treatment Plant Proj.) 7% 11/1/13 (MBIA Insured) (b)	$ 1,000	$ 1,075
7.5% 3/1/08 (MBIA Insured)	995	1,188
7.5% 3/1/10 (MBIA Insured)	1,155	1,414
7.5% 3/1/11 (MBIA Insured)	1,245	1,537
7.5% 3/1/16 (MBIA Insured)	1,060	1,366
7.5% 3/1/17 (MBIA Insured)	1,200	1,561
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	500	552
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Polytechnic Institute Proj.) Series B, 5% 8/1/09 (AMBAC Insured)	1,500	1,637
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,080
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,352
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,173
Tobacco Settlement Fing. Corp. Series A1, 5.5% 6/1/16	14,500	14,929
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,533
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	9,870	11,348
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/17 (Pre-Refunded to 7/1/09 @ 100.5) (c)	3,000	3,365
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (c)	9,500	9,994
5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (c)	3,000	3,348
6% 1/1/11 (Escrowed to Maturity) (c)	500	574
Series B:
5% 1/1/14 (Escrowed to Maturity) (c)	4,290	4,610
5.2% 1/1/22 (Pre-Refunded to 1/1/11 @ 100) (c)	9,870	10,814
5.2% 1/1/27 (FGIC Insured) (Pre-Refunded to 7/1/22 @ 100) (c)	3,000	3,138
5.2% 1/1/27 (MBIA Insured) (Pre-Refunded to 7/1/22 @ 100) (c)	2,000	2,092
5.5% 1/1/30 (Pre-Refunded to 7/1/22 @ 100) (c)	2,015	2,143
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	1,000	1,163
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (c)	$ 15,425	$ 17,221
6% 1/1/12 (Escrowed to Maturity) (c)	19,250	22,204
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5% 1/1/15 (FGIC Insured) (Escrowed to Maturity) (c)	2,200	2,361
5.125% 1/1/11 (MBIA Insured) (Escrowed to Maturity) (c)	3,000	3,286
5.125% 1/1/12 (MBIA Insured) (Escrowed to Maturity) (c)	1,000	1,092
5.25% 1/1/11 (FGIC Insured) (Escrowed to Maturity) (c)	3,000	3,289
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,016
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,523
5% 12/15/12 (AMBAC Insured)	1,245	1,335
		1,371,836
New York & New Jersey - 4.8%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (b)	2,000	2,093
Port Auth. of New York & New Jersey:
107th Series, 6% 10/15/06 (b)	1,530	1,694
120th Series:
5.75% 10/15/11 (MBIA Insured) (b)	15,000	16,596
5.75% 10/15/12 (MBIA Insured) (b)	15,530	17,079
124th Series:
5% 8/1/08 (b)	9,875	10,582
5% 8/1/13 (FGIC Insured) (b)	3,000	3,091
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	5,970	5,824
128th Series:
5% 11/1/18 (FSA Insured)	6,145	6,345
5% 11/1/19 (FSA Insured)	7,200	7,377
		70,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CDC IXIS North America Insured)	$ 3,000	$ 3,202
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	2,210	2,229
		5,431
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,403,779)	1,447,948
NET OTHER ASSETS - 1.1%	15,751
NET ASSETS - 100%	$ 1,463,699

Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	23.2%
Special Tax	18.0
Escrowed/Pre-Refunded	15.7
Water & Sewer	11.3
Transportation	10.1
Education	6.7
Health Care	5.3
Electric Utilities	5.3
Others* (individually less than 5%)	4.4
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $198,094,000 and $207,104,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $1,403,779) - See accompanying schedule		$ 1,447,948
Receivable for investments sold		7,096
Receivable for fund shares sold		597
Interest receivable		17,024
Other receivables		4
Total assets		1,472,669

Liabilities
Payable to custodian bank	$ 4,069
Payable for fund shares redeemed	2,954
Distributions payable	1,289
Accrued management fee	483
Distribution fees payable	17
Other payables and accrued expenses	158
Total liabilities		8,970

Net Assets		$ 1,463,699
Net Assets consist of:
Paid in capital		$ 1,398,024
Undistributed net investment income		718
Accumulated undistributed net realized gain (loss) on investments		20,788
Net unrealized appreciation (depreciation) on investments		44,169
Net Assets		$ 1,463,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,268.154 ÷ 251.586 shares)	$ 12.99

Maximum offering price per share (100/95.25 of $12.99)	$ 13.64
Class T: Net Asset Value and redemption price per share ($1,244.539 ÷ 95.787 shares)	$ 12.99

Maximum offering price per share (100/96.50 of $12.99)	$ 13.46
Class B: Net Asset Value and offering price per share ($9,347.037 ÷ 719.503 shares) A	$ 12.99

Class C: Net Asset Value and offering price per share ($10,355.982 ÷ 797.050 shares) A	$ 12.99

Spartan New York Municipal Income Fund: Net Asset Value, offering price and redemption price per share ($1,439,378.951 ÷ 110,753.076 shares)	$ 13.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($104.126 ÷ 8.013 shares)	$ 12.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2003 (Unaudited)

Investment Income
Interest		$ 35,168

Expenses
Management fee	$ 2,935
Transfer agent fees	550
Distribution fees	82
Accounting fees and expenses	179
Non-interested trustees' compensation	4
Custodian fees and expenses	12
Registration fees	62
Audit	35
Legal	6
Total expenses before reductions	3,865
Expense reductions	(102)	3,763
Net investment income (loss)		31,405
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		20,787
Change in net unrealized appreciation (depreciation) on investment securities		(44,802)
Net gain (loss)		(24,015)
Net increase (decrease) in net assets resulting from operations		$ 7,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,405	$ 62,576
Net realized gain (loss)	20,787	27,568
Change in net unrealized appreciation (depreciation)	(44,802)	25,814
Net increase (decrease) in net assets resulting from operations	7,390	115,958
Distributions to shareholders from net investment income	(31,341)	(62,168)
Distributions to shareholders from net realized gain	(4,131)	(19,025)
Total distributions	(35,472)	(81,193)
Share transactions - net increase (decrease)	(7,553)	132,250
Redemption fees	20	45
Total increase (decrease) in net assets	(35,615)	167,060

Net Assets
Beginning of period	1,499,314	1,332,254
End of period (including undistributed net investment income of $718 and undistributed net investment income of $1,153, respectively)	$ 1,463,699	$ 1,499,314

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.262	.277
Net realized and unrealized gain (loss)	(.214)	.194
Total from investment operations	.048	.471
Distributions from net investment income	(.262)	(.271)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.298)	(.441)
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total Return B,C,D	.31%	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.67% A	.66% A
Expenses net of voluntary waivers, if any	.67% A	.66% A
Expenses net of all reductions	.67% A	.66% A
Net investment income (loss)	3.93% A	4.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,268	$ 2,962
Portfolio turnover rate	26% A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.255	.266
Net realized and unrealized gain (loss)	(.214)	.197
Total from investment operations	.041	.463
Distributions from net investment income	(.255)	(.263)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.291)	(.433)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total ReturnB,C,D	.26%	3.53%
Ratios to Average Net AssetsG
Expenses before expense reductions	.78%A	.79%A
Expenses net of voluntary waivers, if any	.78%A	.79%A
Expenses net of all reductions	.78%A	.79%A
Net investment income (loss)	3.82%A	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,245	$ 1,228
Portfolio turnover rate	26%A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss)E	.211	.226
Net realized and unrealized gain (loss)	(.214)	.193
Total from investment operations	(.003)	.419
Distributions from net investment income	(.211)	(.219)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.247)	(.389)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total ReturnB,C,D	(.07)%	3.19%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.43%A	1.41%A
Expenses net of voluntary waivers, if any	1.43%A	1.41%A
Expenses net of all reductions	1.42%A	1.40%A
Net investment income (loss)	3.18%A	3.42%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,347	$ 5,463
Portfolio turnover rate	26%A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss)E	.204	.219
Net realized and unrealized gain (loss)	(.214)	.191
Total from investment operations	(.010)	.410
Distributions from net investment income	(.204)	(.210)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.240)	(.380)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total ReturnB,C,D	(.12)%	3.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.53%A	1.51%A
Expenses net of voluntary waivers, if any	1.53%A	1.51%A
Expenses net of all reductions	1.52%A	1.51%A
Net investment income (loss)	3.08%A	3.32%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,356	$ 6,120
Portfolio turnover rate	26%A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan New York Municipal Income

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99	$ 12.94
Income from Investment Operations
Net investment income (loss)	.275D	.574D	.584D,F	.614D	.590D	.602
Net realized and unrealized gain (loss)	(.205)	.506	.117F	1.030	(1.230)	.205
Total from investment operations	.070	1.080	.701	1.644	(.640)	.807
Distributions from net investment income	(.274)	(.570)	(.581)	(.604)	(.589)	(.602)
Distributions from net realized gain	(.036)	(.170)	-	-	(.006)	(.155)
Distributions in excess of net realized gain	-	-	-	-	(.015)	-
Total distributions	(.310)	(.740)	(.581)	(.604)	(.610)	(.757)
Redemption fees added to paid in capital	-D,G	-D,G	-D,G	-	-	-
Net asset value, end of period	$ 13.00	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99
Total Return B,C	.48%	8.55%	5.60%	14.34%	(5.03)%	6.45%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.49%	.49%	.49%	.54%
Expenses net of voluntary waivers, if any	.49% A	.49%	.49%	.49%	.49%	.53%
Expenses net of all reductions	.48% A	.47%	.44%	.42%	.49%	.53%
Net investment income (loss)	4.12% A	4.36%	4.54%F	4.96%	4.78%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,439,379	$ 1,483,436	$ 1,332,254	$ 1,197,691	$ 1,007,447	$ 1,200,091
Portfolio turnover rate	26% A	22%	12%	23%	19%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003 E

Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.276	.286
Net realized and unrealized gain (loss)	(.215)	.195
Total from investment operations	.061	.481
Distributions from net investment income	(.275)	(.281)
Distributions from net realized gain	(.036)	(.170)
Total distributions	(.311)	(.451)
Redemption fees added to paid in capital D,G	-	-
Net asset value, end of period	$ 12.99	$ 13.24
Total Return B,C	.41%	3.67%
Ratios to Average Net Assets F
Expenses before expense reductions	.48% A	.53% A
Expenses net of voluntary waivers, if any	.48% A	.53% A
Expenses net of all reductions	.47% A	.53% A
Net investment income (loss)	4.13% A	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 104
Portfolio turnover rate	26% A	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the fund) is a fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 58,184,698
Unrealized depreciation	(13,263,849)
Net unrealized appreciation (depreciation)	$ 44,920,849
Cost for federal income tax purposes	$ 1,403,027,357

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 2,312	$ 26
Class T	0%	.25%	1,755	177
Class B	.65%	.25%	36,779	26,609
Class C	.75%	.25%	41,001	40,483
			$ 81,847	$ 67,295

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,935
Class T	222
Class B*	6,556
Class C*	813
$ 12,526

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 1,531.10
Class T	754.11
Class B	4,194.10
Class C	3,970.10
Spartan New York Municipal Income	539,102.07
Institutional Class	28.05
	$ 549,579

*Annualized

Citibank also has a sub-contract with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

4. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan New York Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $42,450.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $11,977 and $47,769, respectively.

Semiannual Report

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2003	Year ended January 31, 2003A
From net investment income
Class A	$ 59,789	$ 41,291
Class T	26,516	13,057
Class B	127,161	51,877
Class C	123,543	49,354
Spartan New York Municipal Income	31,001,743	62,008,981
Institutional Class	2,177	3,038
Total	$ 31,340,929	$ 62,167,598
From net realized gain
Class A	$ 7,853	$ 37,979
Class T	3,885	12,410
Class B	17,873	57,394
Class C	18,764	59,289
Spartan New York Municipal Income	4,082,579	18,856,163
Institutional Class	283	1,305
Total	$ 4,131,237	$ 19,024,540

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

6. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2003	Year ended January 31, 2003A	Six months ended July 31, 2003	Year ended January 31, 2003A
Class A
Shares sold	111,222	272,415	$ 1,493,998	$ 3,649,038
Reinvestment of distributions	3,529	4,654	47,296	61,815
Shares redeemed	(86,941)	(53,293)	(1,165,282)	(708,156)
Net increase (decrease)	27,810	223,776	$ 376,012	$ 3,002,697
Class T
Shares sold	20,149	91,985	$ 268,374	$ 1,229,333
Reinvestment of distributions	1,484	1,336	19,899	17,736
Shares redeemed	(18,589)	(578)	(253,367)	(7,660)
Net increase (decrease)	3,044	92,743	$ 34,906	$ 1,239,409

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2003	Year ended January 31, 2003A	Six months ended July 31, 2003	Year ended January 31, 2003A
Class B
Shares sold	351,416	429,057	$ 4,721,633	$ 5,748,196
Reinvestment of distributions	8,209	5,965	110,020	79,147
Shares redeemed	(52,806)	(22,338)	(706,410)	(297,028)
Net increase (decrease)	306,819	412,684	$ 4,125,243	$ 5,530,315
Class C
Shares sold	411,512	493,422	$ 5,538,187	$ 6,606,236
Reinvestment of distributions	6,608	4,353	88,485	57,763
Shares redeemed	(83,313)	(35,532)	(1,107,424)	(470,300)
Net increase (decrease)	334,807	462,243	$ 4,519,248	$ 6,193,699
Spartan New York Municipal Income
Shares sold	10,068,099	30,007,653	$ 135,550,163	$ 395,192,356
Reinvestment of distributions	1,995,251	4,696,216	26,762,528	61,959,856
Shares redeemed	(13,318,505)	(25,951,612)	(178,924,241)	(340,971,868)
Net increase (decrease)	(1,255,155)	8,752,257	$ (16,611,550)	$ 116,180,344
Institutional Class
Shares sold	-	34,401	$ -	$ 464,607
Reinvestment of distributions	183	260	2,460	3,458
Shares redeemed	-	(26,831)	-	(364,612)
Net increase (decrease)	183	7,830	$ 2,460	$ 103,453

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NFY-USAN-0903
1.789735.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 24, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 24, 2003